EARNINGS (LOSS) PER SHARE	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Earnings Per Share [Abstract]
EARNINGS (LOSS) PER SHARE

13. EARNINGS (LOSS) PER SHARE

A net loss cannot be diluted. Therefore, when the Company is in a net loss position, basic and diluted loss per common share are the same. If the Company achieves profitability, the denominator of a diluted earnings per common share calculation includes both the weighted-average number of shares outstanding and the number of common stock equivalents, if the inclusion of such common stock equivalents would be dilutive. Dilutive common stock equivalents potentially include warrants, stock options and unvested restricted stock awards and units using the treasury stock method, along with the effect, if any, from outstanding convertible securities. The majority of the Company’s outstanding warrants to purchase common stock have participation rights to any dividends that may be declared in the future and are therefore considered to be participating securities. Participating securities have the effect of diluting both basic and diluted earnings per share during periods of income. During periods of loss, no loss is allocated to the participating securities since the holders have no contractual obligation to share in the losses of the Company.

Additionally, an entity that presents earnings per share shall recognize the value of the effect of an anti-dilution provision in an equity-classified freestanding financial instrument in the period the anti-dilution provision is triggered. That effect shall be treated as a deemed dividend and as a reduction of income available to common stockholders in basic earnings per share. The deemed dividend is added back to income available to common stockholders when applying the treasury stock method for diluted earnings per share.

For periods with net income, diluted net earnings per share is calculated by either (i) adjusting the weighted-average shares outstanding for the dilutive effect of common stock equivalents outstanding for the period as determined using the treasury stock method or (ii) the two-class method considering common stock equivalents, whichever is more dilutive. The two-class method is an earnings allocation formula that treats a participating security as having rights to earnings that otherwise would have been available to common stockholders. Accordingly, the Company applied the two-class method to calculate basic and diluted net earnings per share of common stock for the three months ended September 30, 2022 and September 30, 2021.

For purposes of the diluted net loss per share calculation, common stock equivalents are excluded from the calculation if their effect would be anti-dilutive.

The following table illustrates the determination of earnings (loss) per share for each period presented:

	Three Months Ended		Nine Months Ended
	September 30,		September 30,
	2022	2021	2022	2021

	(in thousands, except per share amounts)
Basic Earnings (Loss) Per Share:
Numerator:
Net income (loss)	$20,457	$71,674	$(12,310)	$(9,280)
Less: Income attributable to participating securities - basic	(15)	(52)	—	—
Net income (loss) attributable to common stockholders - basic	$20,442	$71,622	$(12,310)	$(9,280)

Denominator:
Weighted average common shares outstanding - basic	200,464	196,778	199,801	176,547
Net income (loss) per share applicable to common stockholders - basic	$0.10	$0.36	$(0.06)	$(0.05)

Dilutive Earnings (Loss) Per Share:
Numerator:
Net income (loss)	$20,457	$71,674	$(12,310)	$(9,280)
Less: Income attributable to participating securities - diluted	(15)	(51)	—	—
Net income (loss) attributable to common stockholders - diluted	$20,442	$71,623	$(12,310)	$(9,280)

Denominator:
Weighted average shares outstanding	200,464	196,778	199,801	176,547

Dilutive impact from:
Stock options and employee stock purchase plan	20	4,239	—	—
Restricted stock units & performance based stock units	463	—	—	—
Weighted average common shares outstanding - diluted	200,947	201,017	199,801	176,547
Net income (loss) per share applicable to common stockholders - diluted	$0.10	$0.36	$(0.06)	$(0.05)

The following potentially dilutive securities outstanding as of September 30, 2022 and 2021 have been excluded from the denominator of the diluted loss per share of common stock outstanding calculation (in thousands):

	Three Months Ended		Nine Months Ended
	September 30,		September 30,
	2022	2021	2022	2021
Warrants	55	55	199	199
Stock options	16,182	11,273	16,202	15,511
RSUs and PSUs	4,232	—	4,695	—
Total	20,469	11,328	21,096	15,710

13. EARNINGS (LOSS) PER SHARE

A net loss cannot be diluted. Therefore, when the Company is in a net loss position, basic and diluted loss per common share are the same. If the Company achieves profitability, the denominator of a diluted earnings per common share calculation includes both the weighted-average number of shares outstanding and the number of common stock equivalents, if the inclusion of such common stock equivalents would be dilutive. Dilutive common stock equivalents potentially include warrants, stock options and non-vested restricted stock awards and units using the treasury stock method, along with the effect, if any, from outstanding convertible securities. The majority of the Company’s outstanding warrants to purchase common stock have participation rights to any dividends that may be declared in the future and are therefore considered to be participating securities. Participating securities have the effect of diluting both basic and diluted earnings per share during periods of income. During periods of loss, no loss is allocated to the participating securities since the holders have no contractual obligation to share in the losses of the Company.

Additionally, an entity that presents earnings per share shall recognize the value of the effect of an anti-dilution provision in an equity-classified freestanding financial instrument in the period the anti-dilution provision is triggered. That effect shall be treated as a deemed dividend and as a reduction of income available to common stockholders in basic earnings per share. The deemed dividend is added back to income available to common stockholders when applying the treasury stock method for diluted earnings per share.

For periods with net income, diluted net earnings per share is calculated by either (i) adjusting the weighted-average shares outstanding for the dilutive effect of common stock equivalents outstanding for the period as determined using the treasury stock method or (ii) the two-class method considering common stock equivalents, whichever is more dilutive. The two-class method is an earnings allocation formula that treats a participating security as having rights to earnings that otherwise would have been available to common stockholders.

The two-class method was not applied for the twelve months ended December 31, 2021, 2020 and 2019 as the Company’s participating securities do not have any obligation to absorb net losses.

For purposes of the diluted net loss per share calculation, common stock equivalents are excluded from the calculation if their effect would be anti-dilutive.

The following potentially dilutive securities outstanding as of December 31, 2021, 2020 and 2019 have been excluded from the denominator of the diluted loss per share of common stock outstanding calculation (in thousands):

	December 31,
	2021	2020	2019
Warrants	199	2,247	22,895
Stock options	15,703	10,147	6,236
Total	15,902	12,394	29,131